Stock-Based Compensation (Schedule Of Value Appreciation Rights Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Value Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of year	11,569	16,591	28,244
Exercised	(3,303)	(4,947)	(11,442)
Cancelled/Forfeited	(52)	(75)	(211)
Outstanding, ending of year	8,214	11,569	16,591
Weighted-Average Grant-Date Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of year	13.11	16.54	16.54
Exercised	14.87	24.47	16.53
Cancelled/Forfeited	14.74	22.72	17.63
Outstanding, ending of year	12.39	13.11	16.54